Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of revenue	[1],[2]	$ 1,196,389	$ 1,054,217	$ 865,788
General and administrative expenses		100,714	86,610	77,048
Fair value adjustment of warrants		8,376
Related Party
Cost of revenue		1,056,343	922,148	718,675
General and administrative expenses		$ 2,716	$ 2,643	$ 2,319

[1]	Includes related party inventory expense of $1,056,343, $922,148, and $718,675 for the years ended December 31, 2023, 2022, and 2021, respectively.
[2]	Includes related party rent of $2,716, $2,643, and $2,319 for the years ended December 31, 2023, 2022, and 2021, respectively.